Concentrations (Details)	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Supplier Concentration Risk II | Purchase [Member]
Concentrations (Textual)
Concentration risk, percentage	100.00%	100.00%
Revenue Benchmark [Member]
Concentrations (Textual)
Concentration risk, percentage	10.00%	10.00%
Revenue Benchmark [Member] | Customer One [Member]
Concentrations (Textual)
Concentration risk, percentage	87.00%	33.00%
Revenue Benchmark [Member] | Customer Two [Member]
Concentrations (Textual)
Concentration risk, percentage		24.00%